Subsequent Events (Details) - Leadership transition € in Thousands	Jun. 29, 2022 EquityInstruments shares	Jun. 22, 2022 EUR (€) EquityInstruments installment
RSUs | Volkmar Weckesser
Subsequent Event
Number of units vested during the period	10,000
Number of stock cancelled automatically	20,000
Options | Volkmar Weckesser
Subsequent Event
No of options vested during the period | shares	33,773
Terms of award	12 months
Forfeit during the year (in shares)	10,000
Number of stock cancelled automatically	15,000
Performance Based RSUs | CFO
Subsequent Event
RSUs granted		58,132
Number of Installments | installment		2
Time Based RSUs | CFO
Subsequent Event
RSUs granted		55,556
Number of Installments | installment		4
Long-term Incentives (LTIs)
Subsequent Event
Percentage of award constitutes RSU's		75.00%
Percentage of award constitutes stock options		25.00%
Number of Installments | installment		4
Contractual life		10 years
Long-term Incentives (LTIs) | Supervisory board members
Subsequent Event
Value of options and other equity instruments granted | €		€ 140
Long-term Incentives (LTIs) | Chairman
Subsequent Event
Value of additional options and other equity instruments granted | €		105
Long-term Incentives (LTIs) | Vice chairman
Subsequent Event
Value of additional options and other equity instruments granted | €		70
Long-term Incentives (LTIs) | Chairman of audit committee
Subsequent Event
Value of additional options and other equity instruments granted | €		70
Long-term Incentives (LTIs) | Chairman of compensation committee
Subsequent Event
Value of additional options and other equity instruments granted | €		€ 14